UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 127.0%
Corporate — 15.1%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$130	$139,078
Essex County Industrial Development Agency New York, RB, International Paper Co., Series A, AMT, 6.63%, 9/01/32	100	109,006
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	150	155,307
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (a)(b)(c):
7.63%, 8/01/25	800	810,976
7.75%, 8/01/31	300	305,997
New York Liberty Development Corp., RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	550	600,908
5.50%, 10/01/37	200	226,806
Port Authority of New York & New Jersey, RB, Continental Airlines Inc. and Eastern Air Lines Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	660	667,194
		3,015,272
County/City/Special District/School District — 39.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM):
4.38%, 10/01/30	250	261,093
4.63%, 10/01/40	275	286,775
Hudson New York Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	800	828,168
5.75%, 2/15/47	100	112,857
(NPFGC), 4.50%, 2/15/47	260	257,725
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/31	265	299,487
New York City Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 5.90%, 3/01/35 (d)	400	127,984
CAB, Yankee Stadium (AGC), 6.24%, 3/01/45 (d)	445	78,756
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	112,345
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	250	242,463
Yankee Stadium (NPFGC), 5.00%, 3/01/46	100	101,393

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	$150	$164,814
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	685	708,769
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	250	276,135
4 World Trade Center Project, 5.75%, 11/15/51	295	334,857
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,100	1,196,943
Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	100	111,333
New York State Dormitory Authority, RB, State University Dormitory Facilities, Series A, 5.00%, 7/01/39	100	108,904
Saint Lawrence County Industrial Development Agency, RB, Clarkson University Project, 6.00%, 9/01/34	150	175,467
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	2,176,520
		7,962,788
Education — 15.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (b)(c):
7.00%, 5/01/25	95	21,849
7.00%, 5/01/35	60	13,799
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	100	107,682
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	100	107,180
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	150	175,365
Fordham University, Series A, 5.50%, 7/01/36	50	56,734
Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	203,611
University of Rochester, Series A, 5.13%, 7/01/39	200	218,188

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB (concluded):
University of Rochester, Series A, 5.75%, 7/01/39 (e)	$175	$175,590
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	75	84,853
Cornell University, Series A, 5.00%, 7/01/40	100	111,400
Skidmore College, Series A, 5.25%, 7/01/30	250	284,050
Teachers College, 5.50%, 3/01/39	200	221,304
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	200	212,652
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.00%, 3/01/26	100	102,770
Tompkins County Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	50	56,899
Trust for Cultural Resources, RB, Series A, Juilliard School, 5.00%, 1/01/39	250	274,147
Trust for Cultural Resources, Refunding RB, Series A, Carnegie Hall:
4.75%, 12/01/39	375	394,740
5.00%, 12/01/39	150	160,435
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	125	138,500
		3,121,748
Health — 25.4%
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A, 5.75%, 7/01/30	150	166,586
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	100	93,910
Monroe County Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	100	112,440
New York State Dormitory Authority, MRB, Hospital, Lutheran Medical (FHA), 5.00%, 8/01/31	250	252,415

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	$75	$86,077
New York University Hospital Center, Series A, 5.75%, 7/01/31	100	112,384
New York University Hospital Center, Series B, 5.63%, 7/01/37	150	161,201
North Shore - Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	175	194,847
New York State Dormitory Authority, Refunding RB:
Kateri Residence, 5.00%, 7/01/22	1,000	1,008,470
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	140	151,186
New York University Hospital Center, Series A, 5.00%, 7/01/36	500	520,745
North Shore - Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	546,180
North Shore - Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/37	250	284,170
North Shore-Long Island Jewish Health System, Series E, 5.50%, 5/01/33	150	166,816
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/31	100	105,068
Saratoga County Industrial Development Agency New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	104,316
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	115,991
Westchester County Healthcare Corp. New York, Refunding RB:
Senior Lien, Series A, Remarketing, 5.00%, 11/01/30	400	420,380
Senior Lien, Series B, 6.00%, 11/01/30	200	227,356
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	250	251,297
		5,081,835

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Housing — 9.5%
New York City Housing Development Corp., RB:
Series A (Ginnie Mae), 5.25%, 5/01/30	$1,000	$1,026,150
Series B1, AMT, 5.15%, 11/01/37	250	257,185
Series J-2-A, AMT, 4.75%, 11/01/27	500	513,950
New York Mortgage Agency, Refunding RB, Series 143, AMT, 4.90%, 10/01/37	90	91,292
		1,888,577
State — 9.1%
New York State Dormitory Authority, ERB:
Series B, 5.75%, 3/15/36	150	175,144
Series C, 5.00%, 12/15/31	150	169,286
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 4.75%, 1/15/30	200	214,000
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,101,822
New York State Urban Development Corp., RB, 3.50%, 3/15/28	150	152,751
		1,813,003
Transportation — 3.8%
Metropolitan Transportation Authority, RB:
Series C, 6.50%, 11/15/28	250	316,905
Transportation, Series A, 5.00%, 11/15/27	250	282,575
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	150	166,254
		765,734
Utilities — 8.7%
Long Island Power Authority, RB, General, 5.00%, 5/01/36	100	109,157
New York City Municipal Water & Sewer Finance Authority, RB, Series B, 5.00%, 6/15/36	150	164,708
New York City Municipal Water & Sewer Finance Authority, Refunding RB, Second General Resolution, Series HH, 5.00%, 6/15/32	1,280	1,464,307
		1,738,172
Total Municipal Bonds in New York		25,387,129

Municipal Bonds	Par (000)	Value
Guam — 1.7%
State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	$100	$109,219
Tobacco — 0.4%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset Backed, 5.63%, 6/01/47	100	83,225
Utilities — 0.8%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	150	152,041
Total Municipal Bonds in Guam		344,485

Puerto Rico — 7.1%
State — 6.8%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/28	250	277,370
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.99%, 7/01/44 (d)	395	53,503
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.41%, 8/01/32 (d)	750	244,290
First Sub-Series A, 5.75%, 8/01/37	600	663,510
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.75%, 8/01/41 (d)	550	105,649
		1,344,322
Transportation — 0.3%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series AA-1 (AGM), 4.95%, 7/01/26	60	64,022
Total Municipal Bonds in Puerto Rico		1,408,344
Total Municipal Bonds – 135.8%		27,139,958

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
New York — 19.5%
Transportation — 8.0%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	800	902,776
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	375	421,369

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, Consolidated 169th Series, AMT, 5.00%, 10/15/26	$250	$281,258
		1,605,403
Utilities — 11.5%
New York City Municipal Water & Sewer Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	105	124,284
New York City Municipal Water & Sewer Finance Authority, Refunding RB:
Second General Resolution, Fiscal 2012, Series B, AMT, 5.00%, 6/15/44	750	824,100
Series A, 4.75%, 6/15/30	1,000	1,093,280
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	255	259,402
		2,301,066
Total Municipal Bonds in New York		3,906,469

Puerto Rico — 0.7%
State — 0.7%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	130	142,246
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 20.2%		4,048,715
Total Long-Term Investments (Cost – $29,064,320) – 156.0%		31,188,673

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (g)(h)	257,061	257,061
Total Short-Term Securities (Cost – $257,061) – 1.3%		257,061
Total Investments (Cost - $29,321,381*) – 157.3%		31,445,734
Other Assets Less Liabilities – 1.7%		346,071
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.4)%		(2,081,345)
AMPS, at Redemption Value – (48.7)%		(9,725,102)
Net Assets Applicable to Common Shares – 100.0%		$19,985,358

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$27,239,561
Gross unrealized appreciation	$2,305,035
Gross unrealized depreciation	(179,159)
Net unrealized appreciation	$2,125,876

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at April 30, 2012	Income

BIF New York Municipal Money Fund	88,605	168,456	257,061	$4

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
24	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$3,174,750	$(46,452)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock New York Investment Quality Municipal Trust Inc. (RNY)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$31,188,673	—	$31,188,673
Short-Term Securities	$257,061	—	—	257,061
Total	$257,061	$31,188,673	—	$31,445,734

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(46,452)	—	—	$(46,452)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$32,000	—	—	$32,000
Liabilities:
Bank overdraft	(250)	—	—	(250)
TOB trust certificates	—	$(2,080,297)	—	(2,080,297)
Total	$31,750	$(2,080,297)	—	$(2,048,547)

There were no transfers between levels during the period ended April 30, 2012.

BLACKROCK NEW YORK INVESTMENT QUALITY MUNICIPAL TRUST INC.	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 22, 2012